Income Taxes, Changes in Deferred Income Tax Assets and Liabilities Classified as Follows (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Classified as follows [Abstract]
Deferred income tax assets	$ 4,821	$ 4,714	$ 6,555
Deferred income tax liabilities	(3,598)	(5,910)	(3,116)
Deferred income tax assets net	$ 1,223	$ (1,196)	$ 3,439